United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

AllianceBernstein
Global Value Fund

Semi-Annual Report
May 31, 2003


[LOGO]AllianceBernstein
      Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 16, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Global Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures or forward contracts.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended May 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended May 31, 2003

                                                    ============================
                                                              Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Global Value Fund
     Class A                                          9.42%              -6.32%
--------------------------------------------------------------------------------
     Class B                                          8.99%              -6.94%
--------------------------------------------------------------------------------
     Class C                                          8.98%              -6.94%
--------------------------------------------------------------------------------
   MSCI World
   Index                                              4.23%              -9.42%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its



--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1
   performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.

   Additional investment results appear on page 4.

For the six- and 12-month periods ended May 31, 2003, the Fund outperformed its benchmark, the MSCI World Index. Performance was mainly driven by strong stock selection, particularly among financial holdings such as Washington Mutual Inc., Bank of Nova Scotia and Bank of America Corp. In the latter part of the reporting period, the Fund's position in Nissan Motor Co., Ltd. appreciated sharply after the company reported 2002 earnings that nearly doubled to an all-time record. The Fund also benefited from the continued fall of the U.S. dollar versus major world currencies.

Despite strong recoveries in the last few months, a number of insurance holdings, such as Royal & Sun Alliance Insurance Group Plc and Assurances Generales de France, fell over the full 12-month reporting period.

Market Review and Investment Strategy
The six- and 12-month reporting periods have been marked by high levels of investor anxiety driven by geopolitical concerns, worries about meager economic growth, poor corporate profits and issues surrounding corporate governance. We believe that this anxiety prompted many investors to avoid equities and to seek the perceived safety of fixed income securities, helping to bring yields to their lowest levels in 40 years. We felt that these fears were overdone, and as a result, we believed that the stock prices of many outstanding companies--companies with excellent management, strong franchises and solid balance sheets--were traded to levels that were significantly undervalued relative to their earning power. We shifted away from defensive companies, such as British American Tobacco and the Spanish utility company Iberdrola, to a more cyclical stance, illustrated by holdings such as Nissan and Volkswagen AG.

Moreover, we have made investments in sectors that we had avoided over the previous several years such as telecommunications and pharmaceuticals, as we believe these sectors now present opportunities. Over the last several months, we have built positions in Vodafone Group Plc, Aventis, SA and GlaxoSmithKline Plc. As a result, many of the Fund's sector over- and underweights have been reduced, and the Fund has become more diversified.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $106.6
Average Market Capitalization ($mil): $13,473




COUNTRY BREAKDOWN
  46.4% United States
   9.6% United Kingdom
   8.8% France
   6.5% Japan
   4.7% Canada
   4.4% Germany
   3.1% Sweden
   2.9% Italy
   2.7% Netherlands
   9.0% Other

   1.9% Short-Term


SECTOR BREAKDOWN
 32.1% Financials
  8.9% Consumer Cyclicals
  8.2% Utilities
  7.5% Capital Equipment
  7.4% Industrial Commodities
  6.9% Energy
  6.6% Technology
  4.6% Consumer Staples
  4.0% Medical
  3.5% Consumer Growth
  2.9% Telecommunications
  2.6% Construction & Housing
  2.0% Services
  0.9% Other

  1.9% Short-Term


All data as of May 31, 2003. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2% weightings in Australia, Austria, Belgium, Bermuda, Denmark, Finland, Ireland, Spain and Switzerland. "Other" sector weightings represent less than 2% weightings in Non-Financial and Transportation.

--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              -6.32%                   -10.26%
          Since Inception*              -2.91%                    -4.82%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              -6.94%                   -10.66%
          Since Inception*              -3.62%                    -4.51%

Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              -6.94%                    -7.87%
          Since Inception*              -3.57%                    -3.57%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                  Class A           Class B          Class C
--------------------------------------------------------------------------------
                    1 Year        -3.27%            -3.56%           -0.66%
          Since Inception*        -4.06%            -3.75%           -2.88%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception Date: 3/29/01 for all share classes.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                               Percent of
Company                                   U.S $ Value          Net Assets
--------------------------------------------------------------------------------
Bank of America Corp.                    $  3,238,830                 3.0%
--------------------------------------------------------------------------------
Washington Mutual, Inc.                     3,009,564                 2.8
--------------------------------------------------------------------------------
Vodafone Group Plc                          2,389,281                 2.3
--------------------------------------------------------------------------------
Altria Group, Inc.                          2,075,325                 2.0
--------------------------------------------------------------------------------
Pfizer, Inc.                                1,948,056                 1.8
--------------------------------------------------------------------------------
ConocoPhillips                              1,930,777                 1.8
--------------------------------------------------------------------------------
Bank Nova Scotia                            1,858,982                 1.7
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                      1,815,207                 1.7
--------------------------------------------------------------------------------
Canon, Inc.                                 1,757,543                 1.7
--------------------------------------------------------------------------------
DSM NV                                      1,625,835                 1.5
--------------------------------------------------------------------------------
                                         $ 21,649,400                20.3%


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.0%

United States Investments-45.4%

Financial-16.3%
Life Insurance-1.5%
Jefferson-Pilot Corp. ..........................          10,000     $   421,900
MetLife, Inc. ..................................          43,000       1,202,710
                                                                     -----------
                                                                       1,624,610
                                                                     -----------
Major Regional Banks-5.1%
Bank of America Corp. ..........................          43,650       3,238,830
FleetBoston Financial Corp. ....................          22,250         657,933
National City Corp. ............................          22,750         769,405
Wachovia Corp. .................................          17,500         703,150
                                                                     -----------
                                                                       5,369,318
                                                                     -----------
Multi-Line Insurance-1.0%
Aetna, Inc. ....................................          12,750         732,105
CIGNA Corp. ....................................           5,000         280,500
                                                                     -----------
                                                                       1,012,605
                                                                     -----------
Property/Casualty Insurance-3.5%
Allstate Corp. .................................          15,000         539,850
Chubb Corp. ....................................          20,400       1,306,212
Travelers Property Casualty Corp. Cl.A .........          75,000       1,224,750
XL Capital Ltd. Cl.A ...........................           8,000         696,400
                                                                     -----------
                                                                       3,767,212
                                                                     -----------
Savings & Loan-4.2%
Federal Home Loan Mortgage Corp. ...............           8,000         478,480
Federal National Mortgage Association ..........          12,100         895,400
Golden West Financial Corp. ....................           1,375         106,961
Washington Mutual, Inc. ........................          73,800       3,009,564
                                                                     -----------
                                                                       4,490,405
                                                                     -----------
Miscellaneous-1.0%
Lehman Brothers Holdings, Inc. .................          10,500         752,115
Morgan Stanley .................................           7,500         343,125
                                                                     -----------
                                                                       1,095,240
                                                                     -----------
                                                                      17,359,390
Utilities-7.0%
Electric Companies-3.3%
Ameren Corp. ...................................          19,800         900,900
American Electric Power Co., Inc. ..............          28,550         829,092
Entergy Corp. ..................................          10,000         516,900
PPL Corp. ......................................          18,200         736,008
Sempra Energy ..................................          18,000         490,860
                                                                     -----------
                                                                       3,473,760
                                                                     -----------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

Telephone-3.7%
BellSouth Corp. ..................................         37,900     $1,004,729
Qwest Communications International, Inc.(a)  .....        236,100      1,060,089
SBC Communications, Inc. .........................         50,300      1,280,638
Sprint Corp. .....................................         46,000        623,760
                                                                      ----------
                                                                       3,969,216
                                                                      ----------
                                                                       7,442,976
Technology-3.4%
Communication - Equipment
Manufactures-1.3%
Corning, Inc.(a) .................................        105,300        769,743
Tellabs, Inc.(a) .................................         79,100        628,054
                                                                      ----------
                                                                       1,397,797
                                                                      ----------
Computers-1.5%
Hewlett-Packard Co. ..............................         80,200      1,563,900
                                                                      ----------

Miscellaneous Industrial Technology-0.4%
Arrow Electronics, Inc.(a) .......................         15,000        255,450
Avnet, Inc.(a) ...................................         11,125        151,300
Solectron Corp.(a) ...............................          3,830         15,320
                                                                      ----------
                                                                         422,070
                                                                      ----------
Semi-Conductors-0.2%
Intel Corp. ......................................         12,200        254,248
                                                                      ----------
                                                                       3,638,015
                                                                      ----------
Consumer Growth-3.4%
Drugs-3.4%
Bristol-Myers Squibb Co. .........................         18,000        460,800
Pfizer, Inc. .....................................         62,800      1,948,056
Schering-Plough Corp. ............................         66,100      1,219,545
                                                                      ----------
                                                                       3,628,401
                                                                      ----------
Consumer Staples-2.9%
Retail Stores - Food-0.9%
Safeway, Inc.(a) .................................         32,400        610,416
SUPERVALU, Inc. ..................................         20,000        397,000
                                                                      ----------
                                                                       1,007,416
                                                                      ----------
Tobacco-2.0%
Altria Group, Inc. ...............................         50,250      2,075,325
                                                                      ----------
                                                                       3,082,741
                                                                      ----------
Energy-2.9%
Oils - Integrated Domestic-2.9%
ConocoPhillips ...................................         35,775      1,930,777
Occidental Petroleum Corp. .......................         19,250        649,495
Valero Energy Corp. ..............................         13,000        487,500
                                                                      ----------
                                                                       3,067,772
                                                                      ----------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

Industrial Commodities-2.8%
Chemicals-1.2%
Dow Chemical Co. .............................           29,900       $  950,820
Eastman Chemical Co. .........................            9,300          304,017
                                                                      ----------
                                                                       1,254,837
                                                                      ----------
Paper-1.6%
International Paper Co. ......................           21,700          795,739
MeadWestvaco Corp. ...........................           25,649          642,251
Temple-Inland, Inc. ..........................            7,000          326,480
                                                                      ----------
                                                                       1,764,470
                                                                      ----------
                                                                       3,019,307
Consumer Cyclicals-2.4%
Autos & Auto Parts-0.4%
Dana Corp. ...................................            1,550           13,810
Lear Corp.(a) ................................            9,700          385,866
                                                                      ----------
                                                                         399,676
                                                                      ----------
Household - Appliances/Durables-0.9%
Whirlpool Corp. ..............................           16,850          958,765
                                                                      ----------
Retailers-1.1%
May Department Stores Co. ....................           14,900          323,181
Office Depot, Inc.(a) ........................           42,000          562,800
Sears, Roebuck & Co. .........................            9,700          290,806
                                                                      ----------
                                                                       1,176,787
                                                                      ----------
                                                                       2,535,228
Services-1.9%
Railroads-1.9%
Burlington Northern Santa Fe Corp. ...........           16,600          489,866
CSX Corp. ....................................           10,000          327,500
Norfolk Southern Corp. .......................           56,800        1,245,056
                                                                      ----------
                                                                       2,062,422
                                                                      ----------
Capital Equipment-1.5%
Electrical Equipment-1.5%
Cooper Industries, Ltd. Cl.A .................           19,600          781,844
General Electric Co. .........................           30,000          861,000
                                                                      ----------
                                                                       1,642,844
                                                                      ----------
Non-Financial-0.9%
Building Materials - Cement-0.4%
Vulcan Materials Co. .........................           10,000          366,400
                                                                      ----------
Home Building-0.5%
Pulte Homes, Inc. ............................            8,600          564,074
                                                                      ----------
                                                                         930,474
                                                                      ----------
Total United States Investments
  (cost $52,126,572) .........................                        48,409,570
                                                                      ----------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

Foreign Investments-50.6%
Australia-1.7%
Australia and New Zealand Banking
Group, Ltd. ......................................         71,300     $  861,349
BHP Billiton, Ltd. ...............................        121,300        680,101
National Australia Bank, Ltd. ....................          9,677        208,826
Promina Group, Ltd.(a) ...........................         27,300         37,910
                                                                      ----------
                                                                       1,788,186
                                                                      ----------
Austria-0.6%
OMV AG ..........................................           5,200        581,092
                                                                      ----------
Belgium-1.6%
Agfa Gevaert NV ..................................         26,000        578,034
Delhaize Le Lion SA ..............................         14,100        456,276
KBC Bankverzekeringsholding ......................         15,000        623,028
                                                                      ----------
                                                                       1,657,338
                                                                      ----------
Bermuda-1.0%
PartnerRe, Ltd. ..................................         20,000      1,062,400
                                                                      ----------
Canada-4.6%
Bank of Montreal .................................             80          2,347
Bank of Nova Scotia ..............................         43,517      1,858,982
BCE, Inc. ........................................          8,271        181,822
CP Railway, Ltd. .................................          6,000        142,449
Magna International, Inc. Cl.A ...................         15,475      1,030,161
Nortel Networks Corp.(a) .........................        230,300        722,523
Petro-Canada .....................................         17,000        646,709
Royal Bank of Canada .............................          6,000        257,799
Talisman Energy, Inc. ............................          2,400        104,223
                                                                      ----------
                                                                       4,947,015
                                                                      ----------
Denmark-0.5%
Danske Bank A/S ..................................         25,000        522,847
                                                                      ----------
Finland-1.1%
Fortum Oyj .......................................        112,000        878,743
Stora Enso Oyj ...................................         30,300        315,431
                                                                      ----------
                                                                       1,194,174
                                                                      ----------
France-8.6%
Arcelor ..........................................         83,600        929,301
Assurances Generales de France (AGF) .............         26,625      1,039,791
Aventis SA .......................................         24,600      1,284,224
BNP Paribas SA ...................................         28,700      1,421,288
Compagnie de Saint-Gobain ........................         40,840      1,546,892
Orange SA(a) .....................................         60,000        568,153
PSA Peugeot Citroen(a) ...........................         21,340        975,222
Societe Generale .................................         18,450      1,132,883
Total Fina Elf SA ................................          1,800        263,609
                                                                      ----------
                                                                       9,161,363
                                                                      ----------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------

Germany-4.3%
Altana AG ........................................         12,500     $  773,417
AMB Generali Holding AG ..........................         11,375        675,711
Hannover Rueckversicherungs-AG ...................          9,000        258,845
Heidelberger Zement AG ...........................         16,786        454,144
Merck KGaA .......................................         10,400        353,549
Siemens AG .......................................         13,800        654,188
Volkswagen AG ....................................         38,000      1,372,719
                                                                      ----------
                                                                       4,542,573
                                                                      ----------
Ireland-1.0%
Allied Irish Banks Plc ...........................         24,252        361,730
Bank of Ireland ..................................         60,400        730,379
                                                                      ----------
                                                                       1,092,109
                                                                      ----------
Italy-2.8%
ENI SpA ..........................................         98,950      1,596,938
IntesaBci SpA ....................................        256,250        819,882
Parmalat Finanziaria SpA .........................        200,000        588,150
                                                                      ----------
                                                                       3,004,970
                                                                      ----------
Japan-6.4%
Canon, Inc. ......................................         42,000      1,757,543
Honda Motor Co., Ltd. ............................         28,700      1,035,251
Nippon Meat Packers, Inc. ........................         76,000        723,204
Nissan Motor Co., Ltd. ...........................        230,000      1,815,207
Promise Co., Ltd. ................................         17,500        678,118
Takefuji Corp. ...................................         14,600        807,683
                                                                      ----------
                                                                       6,817,006
                                                                      ----------
Netherlands-2.7%
ABN AMRO Holding NV ..............................         25,111        485,901
DSM NV ...........................................         35,440      1,625,835
Hagemeyer NV .....................................         35,354        207,934
Royal Dutch Petroleum Co. ........................          7,150        323,302
Wolters Kluwer NV ................................         16,945        214,473
                                                                      ----------
                                                                       2,857,445
                                                                      ----------
Spain-0.7%
Arcelor ..........................................            933         10,284
Grupo Dragados SA ................................         34,524        693,223
Telefonica SA ....................................          7,003         78,669
                                                                      ----------
                                                                         782,176
                                                                      ----------
Sweden-3.0%
Autoliv, Inc. ....................................         38,500        977,006
Electrolux AB ....................................         61,000      1,162,953
Svenska Cellulosa AB .............................         31,000      1,070,205
                                                                      ----------
                                                                       3,210,164
                                                                      ----------
Switzerland-0.7%
Novartis AG ......................................         12,000        470,326
Swiss Reinsurance ................................          4,105        263,792
                                                                      ----------
                                                                         734,118
                                                                      ----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom-9.3%
Aviva Plc ....................................          118,400     $    863,715
BHP Billiton Plc .............................           16,177           84,198
British American Tobacco Plc .................           35,200          378,246
Electrocomponents Plc ........................           22,000          115,317
GlaxoSmithKline Plc ..........................           67,000        1,323,490
InterContinental Hotels Group Plc(a) .........          100,000          711,047
Mitchells & Butlers Plc(a) ...................           82,027          286,079
Royal & Sun Alliance Insurance Group Plc .....          351,600          819,898
Royal Bank of Scotland Group Plc .............           13,250          344,274
Safeway Plc ..................................          288,046        1,269,022
Shell Transport & Trading Co. Plc ............           87,400          574,532
Vodafone Group Plc ...........................        1,100,000        2,389,281
Whitbread Plc ................................           76,500          793,823
                                                                    ------------
                                                                       9,952,922
                                                                    ------------
Total Foreign Investments
  (cost $52,227,522) ...........................                      53,907,898

Total Common Stocks
  (cost $104,354,094) ..........................                     102,317,468

SHORT-TERM INVESTMENT-1.8%
Time Deposit-1.8%
State Street Euro Dollar
   0.75%, 6/02/03
   (cost $1,952,000) .........................           $1,952        1,952,000
                                                                    ------------

Total Investments-97.8%
   (cost $106,306,094) .......................                       104,269,468
Other assets less liabilities-2.2% ...........                         2,340,673
                                                                    ------------

Net Assets-100% ..............................                      $106,610,141
                                                                    ------------


FINANCIAL FUTURES CONTRACTS PURCHASED(b)  (See Note C)
--------------------------------------------------------------------------------

                                                       Value at
                  Number of   Expiration   Original     May 31,   Unrealized
      Type        Contracts      Month       Value       2003    Appreciation
  -----------    -----------  ----------   ---------  ---------- ------------
EURO STOXX 50        27       June 2003     $670,927   $  740,646   $69,719
Canadian S&P TSE
  60 Index            6       June 2003      321,582      339,793    18,211
                                            --------   ----------   --------
Total                                       $992,509   $1,080,439   $87,930
                                            --------   ----------   -------

(a) Non-income producing security.
(b) A portion of the foreign cash (in the amount of U.S. $111,838) included in the statement of assets and liabilities has been segregated as collateral for the futures transactions outstanding at May 31, 2003.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $106,306,094)................................      $   104,269,468
Cash.................................................                   78
Foreign cash, at value (cost $1,817,130).............            1,854,349
Dividends and interest receivable....................              229,664
Receivable for shares of beneficial interest sold....              199,749
Receivable for investment securities sold............              113,004
Foreign taxes receivable.............................               63,743
Receivable for variation margin on futures contracts.               16,321
                                                           ---------------
Total assets.........................................          106,746,376
                                                           ---------------
Liabilities
Advisory fee payable.................................               67,863
Distribution fee payable.............................                8,511
Payable for shares of beneficial interest redeemed...                4,560
Accrued expenses.....................................               55,301
                                                           ---------------
Total liabilities....................................              136,235
                                                           ---------------
Net Assets...........................................      $   106,610,141
                                                           ---------------
Composition of Net Assets
Paid-in capital......................................      $   112,162,040
Undistributed net investment income..................              707,941
Accumulated net realized loss on investment
  and foreign currency transactions..................           (4,356,855)
Net unrealized depreciation of investments
  and foreign currency denominated assets
  and liabilities....................................           (1,902,985)
                                                           ---------------
                                                           $   106,610,141
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($10,256,032 / 1,101,625 shares of beneficial interest
  issued and outstanding)............................                   $9.31
Sales charge--4.25% of public offering price.........                     .41
                                                                        -----
Maximum offering price...............................                   $9.72
                                                                        -----
Class B Shares
Net asset value and offering price per share
  ($4,357,903 / 472,500 shares of beneficial interest
  issued and outstanding)............................                   $9.22
                                                                        -----
Class C Shares
Net asset value and offering price per share
  ($2,708,588 / 293,407 shares of beneficial interest
  issued and outstanding)............................                   $9.23
                                                                        -----
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($89,287,618 / 9,570,807 shares of beneficial interest
  issued and outstanding)............................                   $9.33
                                                                        -----


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $126,883).......................... $     1,442,402
Interest................................           7,726   $     1,450,128
                                         ---------------
Expenses
Advisory fee............................         460,199
Distribution fee--Class A...............          13,623
Distribution fee--Class B...............          19,605
Distribution fee--Class C...............          11,118
Custodian...............................          81,505
Administrative..........................          68,000
Transfer agency.........................          41,935
Registration fees.......................          24,627
Printing................................          23,616
Audit and legal.........................          21,615
Trustees' fees and expenses.............           9,079
Miscellaneous...........................           2,109
                                         ---------------
Total expenses..........................         777,031
Less: expense offset arrangement
  (see Note B)..........................             (11)
Less: expenses waived and reimbursed
  by the Adviser (see Note B)...........        (180,401)
                                         ---------------
Net expenses............................                           596,619
                                                           ---------------
Net investment income...................                           853,509
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions Net realized gain (loss) on:
   Investment transactions..............                           545,561
   Futures contracts....................                           (43,988)
   Foreign currency transactions........                           119,536
Net change in unrealized
  appreciation/depreciation of:
   Investments..........................                         7,900,125
   Futures contracts....................                            74,849
   Foreign currency denominated assets
   and liabilities......................                            47,789
                                                           ---------------
Net gain on investment and foreign
  currency transactions.................                         8,643,872
                                                           ---------------
Net Increase in Net Assets
om Operations.......................                       $     9,497,381
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

STATEMENT OF CHANGES
IN NET ASSETS



                                             Six Months
                                               Ended          Year Ended
                                             May 31, 2003     November 30,
                                             (unaudited)        2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
  from Operations
Net investment income................... $       853,509   $       715,078
Net realized gain (loss) on investment
  and foreign currency transactions.....         621,109        (5,059,475)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities................       8,022,763        (9,547,851)
                                         ---------------   ---------------
Net increase (decrease) in net assets from
  operations..............................     9,497,381       (13,892,248)
Dividends to Shareholders from
Net investment income
   Class A..............................         (61,263)               -0-
   Class B..............................          (4,684)               -0-
   Class C..............................          (2,324)               -0-
   Advisor Class........................        (704,232)               -0-
Transactions in Shares of
Beneficial Interest
Net increase............................       8,464,772        92,684,520
                                         ---------------   ---------------
Total increase..........................      17,189,650        78,792,272
Net Assets
Beginning of period.....................      89,420,491        10,628,219
                                         ---------------   ---------------
End of period (including undistributed
  net investment income of  $626,935 at
  November 30, 2002..................... $   106,610,141   $    89,420,491
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTEA
Significant Accounting Policies
AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Global Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies,


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

Effective March 21, 2002, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2003, such reimbursement amounted to $112,401. Since inception of the Fund, such reimbursement for organization and offering expenses in the amount of $155,835 are subject to repayment in subsequent periods, but no later than March 27, 2004.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended May 31, 2003, such fees amounted to $27,735.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $11 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $258 from the sale of Class A shares and $1,772, $4,231 and $1,837 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $34,236, of which $10,180 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Fund in the amount of $304,036 and $202,341 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities..................  $    14,308,933   $     7,544,222
U.S. government securities.............          951,182                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency) are as follows:

Gross unrealized appreciation...........................   $     8,002,504
Gross unrealized depreciation...........................       (10,039,130)
                                                           ---------------
Net unrealized depreciation.............................   $    (2,036,626)
                                                           ---------------

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a future contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19

2. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Distributable Earnings
The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $      626,935
Accumulated capital and other losses....................       (4,971,186)(a)
Unrealized appreciation/(depreciation)..................       (9,932,526)(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $  (14,276,777)
                                                           --------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $4,971,186 of which $1,254 expires in the year 2009 and $4,969,932 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTE F
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value , divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


              =================================  ===================================
                            Shares                               Amount
              =================================  ===================================
              Six Months Ended     Year Ended     Six Months Ended      Year Ended
                  May 31, 2003   November 30,         May 31, 2003    November 30,
                   (unaudited)           2002          (unaudited)           2002
             -----------------------------------------------------------------------
Class A
Shares sold            241,705        648,097       $   2,020,034     $   5,844,497
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              7,196             -0-             59,582                -0-
------------------------------------------------------------------------------------
Shares converted
  from Class B           6,984          1,202              57,545            10,293
------------------------------------------------------------------------------------
Shares redeemed       (192,203)      (225,850)         (1,594,307)       (1,913,401)
------------------------------------------------------------------------------------
Net increase            63,682        423,449       $     542,854     $   3,941,389
------------------------------------------------------------------------------------
Class B
Shares sold            126,777        368,677       $   1,042,175     $   3,356,371
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                373             -0-              3,069                -0-
------------------------------------------------------------------------------------
Shares converted
  to Class A            (7,034)        (1,213)            (57,545)          (10,293)
------------------------------------------------------------------------------------
Shares redeemed        (81,336)      (133,552)           (664,861)       (1,186,564)
------------------------------------------------------------------------------------
Net increase            38,780        233,912       $     322,838     $   2,159,514
------------------------------------------------------------------------------------
Class C
Shares sold             91,009        235,297       $     757,089     $   2,183,888
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                174             -0-              1,435                -0-
------------------------------------------------------------------------------------
Shares redeemed        (48,917)       (87,994)           (403,907)         (774,454)
------------------------------------------------------------------------------------
Net increase            42,266        147,303       $     354,617     $   1,409,434
------------------------------------------------------------------------------------
Advisor Class
Shares sold          1,538,882      9,669,674       $  12,782,457     $  95,415,073
------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends             84,408             -0-            699,743                -0-
------------------------------------------------------------------------------------
Shares redeemed       (744,532)    (1,163,188)         (6,237,737)      (10,240,890)
------------------------------------------------------------------------------------
Net increase           878,758      8,506,486       $   7,244,463     $  85,174,183
------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21


NOTE G
Concentration of Risk
Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND



FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                ===========================================
                                                                   Class A
                                                ===========================================
                                                Six Months
                                                     Ended            Year        March 29,
                                                   May 31,           Ended       2001(a) to
                                                      2003    November 30,     November 30,
                                               (unaudited)            2002             2001
                                               --------------------------------------------
Net asset value, beginning of period..........      $ 8.57          $ 9.64           $10.00
                                               --------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)............         .07             .05             (.02)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions................................         .73           (1.12)            (.34)
                                               --------------------------------------------
Net increase (decrease) in net asset
  value form operations.......................         .80           (1.07)            (.36)
                                               --------------------------------------------
Less: Dividends
Dividends from net investment income..........        (.06)             -0-              -0-
                                               --------------------------------------------
Net asset value, end of period................      $ 9.31          $ 8.57           $ 9.64
                                               --------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................        9.42%         (11.10)%          (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....     $10,256          $8,892           $5,923
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements............................        1.50%(e)        1.76%            2.44%(e)
  Expenses, before waivers/
    reimbursements............................        1.89%(e)        2.59%            8.10%(e)
  Net investment income (loss)(c).............        1.64%(e)         .56%            (.27)%(e)
Portfolio turnover rate.......................           8%             28%              14%



See footnote summary on page 26.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                ===========================================
                                                                   Class B
                                                ===========================================
                                                Six Months
                                                     Ended            Year        March 29,
                                                   May 31,           Ended       2001(a) to
                                                      2003    November 30,     November 30,
                                               (unaudited)            2002             2001
                                               --------------------------------------------
Net asset value, beginning of period..........      $ 8.47          $ 9.59           $10.00
                                               --------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)............         .04            (.01)            (.06)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions................................         .72           (1.11)            (.35)
                                               --------------------------------------------
Net increase (decrease) in net asset
  value from operations.......................         .76           (1.12)            (.41)
                                               --------------------------------------------
Less: Dividends
Dividends from net investment income..........        (.01)             -0-              -0-
                                               --------------------------------------------
Net asset value, end of period................      $ 9.22          $ 8.47           $ 9.59
                                               --------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................        8.99%         (11.68)%          (4.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....      $4,358          $3,673           $1,916
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements............................        2.20%(e)        2.45%            3.14%(e)
  Expenses, before waivers/
    reimbursements............................        2.64%(e)        3.29%           11.12%(e)
  Net investment income (loss)(c).............         .92%(e)        (.09)%           (.91)%(e)
Portfolio turnover rate.......................           8%             28%              14%


See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                ===========================================
                                                                   Class C
                                                ===========================================
                                                Six Months
                                                     Ended            Year        March 29,
                                                   May 31,           Ended       2001(a) to
                                                      2003    November 30,     November 30,
                                               (unaudited)            2002             2001
                                               --------------------------------------------
Net asset value, beginning of period..........      $ 8.48          $ 9.61           $10.00
                                               --------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)............         .04              -0-            (.06)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions................................         .72           (1.13)            (.33)
                                               --------------------------------------------
Net increase (decrease) in net asset
  value from operations.......................         .76           (1.13)            (.39)
                                               --------------------------------------------
Less: Dividends
Dividends from net investment income..........        (.01)             -0-              -0-
                                               --------------------------------------------
Net asset value, end of period................      $ 9.23          $ 8.48           $ 9.61
                                               --------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................        8.98%         (11.76)%          (3.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....      $2,709          $2,129             $997
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements............................        2.20%(e)        2.40%            3.15%(e)
  Expenses, before waivers/
    reimbursements............................        2.60%(e)        3.16%           12.33%(e)
  Net investment income (loss)(c).............         .97%(e)        0.00%            (.89)%(e)
Portfolio turnover rate.......................           8%             28%              14%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                                        AllianceBernstein Global Value Fund o 25



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                ===========================================
                                                                Advisor Class
                                                ===========================================
                                                Six Months
                                                     Ended            Year        March 29,
                                                   May 31,           Ended       2001(a) to
                                                      2003    November 30,     November 30,
                                               (unaudited)            2002             2001
                                               --------------------------------------------
Net asset value, beginning of period..........      $ 8.60          $ 9.65           $10.00
                                               --------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)............         .08             .12             (.01)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions................................         .73           (1.17)            (.34)
                                               --------------------------------------------
Net increase (decrease) in net asset
  value from operations.......................         .81           (1.05)            (.35)
                                               --------------------------------------------
Less: Dividends
Dividends from net investment income..........        (.08)             -0-              -0-
                                               --------------------------------------------
Net asset value, end of period................      $ 9.33          $ 8.60           $ 9.65
                                               --------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................        9.54%         (10.88)%          (3.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....     $89,288         $74,727           $1,791
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements............................        1.20%(e)        1.23%            2.10%(e)
  Expenses, before waivers/
    reimbursements............................        1.59%(e)        1.85%            9.39%(e)
  Net investment income (loss)(c).............        1.95%(e)        1.31%            (.13)%(e)
Portfolio turnover rate.......................           8%             28%              14%





(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Andrew S. Adelson, Senior Vice President
Kevin F. Simms, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02118


(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund


Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund


Blended Style Series
U.S. Large Cap Portfolio


Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund


Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio


Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio


Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia


Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund


Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

AllianceBernstein Global Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]AllianceBernstein
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIDVFSR0503

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003